Cover	Dec. 20, 2023
Cover [Abstract]
Entity Registrant Name	Healthcare Business Resources Inc.
Entity Central Index Key	0001796949
Document Type	8-K/A
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Document Period End Date	Dec. 20, 2023
Entity Ex Transition Period	false
Entity File Number	000-56214
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	84-3639946
Entity Address Address Line 1	1983 N Berra Blvd
Entity Address City Or Town	Tooele
Entity Address State Or Province	UT
Entity Address Postal Zip Code	84074
City Area Code	615
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Form 8-K/A”) is an amendment to the Current Report on Form 8-K filed by Healthcare Business Resources Inc. with the Securities and Exchange Commission on December 27, 2023 (the “Original 8-K”). This Form 8-K/A is filed solely to (i) correct a processing error contained in the Original Form 8-K, which was filed using only item code 9.01; and (ii) replace in its entirety Exhibit 99.3 of Item 9.01, which inadvertently excluded the Report of Independent Registered Public Accounting Firm. No other changes have been made to the Original 8-K or the exhibits thereto. This Form 8-K/A replaces the Original Form 8-K in its entirety.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	856-5542
Former Fiscal Year End Date	--12-31